Kenneth J. Rollins T: +1 858 550 6136 krollins@cooley.com	VIA EDGAR AND FEDERAL EXPRESS

January 17, 2014

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Attn: Jeffrey P. Riedler, Assistant Director

Re:	Auspex Pharmaceuticals, Inc. Amendment No. 1 to Registration Statement on Form S-1 Filed January 10, 2014 File No. 333-193013

Dear Mr. Riedler:

Enclosed for electronic filing via EDGAR pursuant to the Securities Act of 1933, as amended (the “Securities Act”), on behalf of our client, Auspex Pharmaceuticals, Inc. (the “Company”), is Amendment No. 2 (“Second Amended Registration Statement”) to the Company’s Registration Statement on Form S-1 (the “Registration Statement”) originally filed with the Securities and Exchange Commission (the “Commission”) on December 20, 2013 and first amended by Amendment No. 1 to the Company’s Registration Statement on Form S-1/A filed with the Commission on January 10, 2014 (“First Amended Registration Statement”). The copy of the Second Amended Registration Statement that is enclosed with the paper copy of this letter is marked to show changes from the First Amended Registration Statement.

The Second Amended Registration Statement is being submitted in response to comments received from the staff of the Commission (the “Staff”) by letter dated January 16, 2014 with respect to the First Amended Registration Statement (the “Comment Letter”). The numbering of the paragraphs below corresponds to the numbering in the Comment Letter, the text of which we have incorporated into this response letter for convenience. Except where otherwise indicated, page references in the text of the responses below correspond to the page numbers of the Second Amended Registration Statement.

Staff Comments and Company Responses

Capitalization, Page 45

1.

Please expand your pro forma disclosures throughout the filing to explain why assuming that the convertible preferred stock will be converted into common stock is factually supportable. Your disclosure on F-20 indicates that automatic conversion occurs only if the price per share in an underwritten public offering exceeds $2.59. Refer to rule 11-02(b)(6) of Regulation S-X.

Jeffrey P. Riedler, Assistant Director

United States Securities and Exchange Commission

Response: The Company respectfully advises the Staff that, pursuant to a recent amendment to the Company’s Certificate of Incorporation filed with the Secretary of State of the State of Delaware, the automatic conversion of the preferred stock to common stock occurs upon the consummation of a sale of the Company’s common stock in an underwritten public offering pursuant to an effective Form S-1 registration statement which results in the listing of the Company’s common stock on either the Nasdaq Stock Market or the New York Stock Exchange irrespective of the per share price of the common stock sold by the Company in the offering. The Company has revised the disclosure on page F-20 of the Second Amended Registration Statement to reflect the new conversion terms of the preferred stock.

2.

The Capitalization section discloses that outstanding convertible preferred stock will convert into 68,790,302 shares of common stock upon the closing of the offering on a pro forma basis, while disclosures elsewhere indicates that it will convert into 64,790,302 shares of common stock. Please explain to us the reason for this difference, and revise your pro forma disclosure accordingly.

Response: The Company has revised the disclosure on page 46 of the Second Amended Registration Statement.

Business

Planned Clinical Development of SD-809 in Additional Indications, page 85

3.

We note on page 85 that you are planning a Phase 2/3 clinical trial of SD-809 for the treatment of drug-induced tardive dyskinesia for which you anticipate scheduling a pre- IND meeting with the FDA in early 2014. Please update your disclosure to the extent that you have scheduled or met with the FDA for a pre-IND meeting to discuss SD-809 for the treatment of drug-induced tardive dyskinesia.

Response: The Company has revised the disclosure on page 87 of the Second Amended Registration Statement.

Principal Stockholders, page 134

4.

We note on page 136 that the percentage ownership information in the security ownership table excludes the share that may be acquired pursuant to stock options granted on January 10, 2014, all of which are subject to a right of repurchase by the company as of March 1, 2014. We also note on page 113 that these options vest over a one or four year period in some instances. Please revise your disclosure to include those shares that may be acquired pursuant to such stock options if the beneficial owner has the right to acquire beneficial ownership as specified in Rule 13d-3(d)(1) under the Exchange Act.

Response: The Company has revised the “Principal Stockholders” section on pages 136-138 of the Second Amended Registration Statement.

**********

Jeffrey P. Riedler, Assistant Director

United States Securities and Exchange Commission

The Company respectfully requests the Staff’s assistance in completing the review of the Second Amended Registration Statement as soon as possible. Please advise us if we can provide any further information or assistance to facilitate your review. Please direct any further comments or questions regarding the Registration Statement or this response letter to me at (858) 550-6136.

Sincerely,

Cooley LLP

/s/ Kenneth J. Rollins, Esq.

cc:	Pratik Shah, Ph.D.

Frederick T. Muto, Esq., Cooley LLP